Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,948,157	¥ 1,943,931
Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	78,762	180,178
Carrying value [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	23,119	19,864
Carrying amounts, Liabilities	13,878	26,515
Carrying value [member] | Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Liabilities	¥ 78,762	¥ 180,178